Summary of Significant Accounting Policies - Property and Equipment, Schedule of Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Transportation fleet equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Useful life	30 years
Maximum | Transportation fleet equipment
Property, Plant and Equipment [Line Items]
Useful life	8 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years